Offerings	Apr. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.150% Senior Notes due 2029
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335.00
Offering Note	(1) Represents the aggregate principal amount of Jersey Central Power & Light Company's 4.150% Senior Notes due 2029 to be offered in the exchange offer to which the registration statement relates. (4) Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.400% Senior Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	(2) Represents the aggregate principal amount of Jersey Central Power & Light Company's 4.400% Senior Notes due 2031 to be offered in the exchange offer to which the registration statement relates. (4) Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	(3) Represents the aggregate principal amount of Jersey Central Power & Light Company's 5.150% Senior Notes due 2036 to be offered in the exchange offer to which the registration statement relates. (4) Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended.